Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt [Abstract]
Debt
The outstanding principal balance on each loan facility at the balance sheet date is as follows:

	Dec 31, 2014	Dec 31, 2013
Facility I (“First ABN AMRO Facility”)	7,000,000	9,000,000
Facility II (“Second ABN AMRO Facility”)	43,550,000	46,830,000
Facility III (“DVB Facility”)	72,098,000	33,030,000
Facility IV (“Joint Bank Facility”)	49,435,268	—
Facility V (“NIBC Bank Facility”)	13,145,000	—
Facility VI (“CACIB Bank Facility”)	19,500,000	—
Total debt	204,728,268	88,860,000
Current portion of long-term debt	19,394,928	9,100,000
Non-current portion of long-term debt	185,333,340	79,760,000

Future Minimum Scheduled Repayments under Loan Facilities
Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at
Dec 31, 2014
2015	19,394,928
2016	19,394,928
2017	19,394,928
2018	48,824,928
2019	24,224,928
2020	10,294,928
2021	63,198,700
204,728,268